Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheet (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets
Cash		$ 3,500	¥ 21,593
Total current assets		22,038	154,115		¥ 47,218
Total assets		23,038	161,101		61,023
Current liabilities
Convertible notes payable		2,638	18,449
Financial liabilities		3,567	24,949		20,990
Accrued expenses and other current liabilities		13,715	95,913		89,224
Total current liabilities		44,307	309,851		479,398
Total non-current liabilities		1,926	13,468		16,265
Total liabilities		46,233	323,319		495,663
Commitments and Contingencies
SHAREHOLDERS’ DEFICIT
Additional paid – in capital		238,588	1,668,465		47,006
Accumulated other comprehensive loss		(14,001)	(97,912)		(99,395)
Accumulated deficit		(251,988)	(1,762,180)		(1,715,536)
Total shareholders’ deficit attributable to ordinary shareholders of Yimutian Inc.		(27,372)	(191,426)		(1,767,894)
Non-controlling interests		4,177	29,208		30,213
Total shareholders’ deficit		(23,195)	(162,218)		(1,737,681)	¥ (1,644,031)	¥ (1,488,332)
Total liabilities, mezzanine equity and shareholders’ deficit		23,038	161,101		61,023
Parent Company [Member] | Reportable Legal Entities [Member]
Current assets
Cash		15,200	106,297		129
Due from shareholders		36,721	256,794
Intercompany receivable from WFOE		4,333	30,300		31,014
Prepayments and other current assets		976	6,827		10,960
Total current assets		57,710	403,575		45,539
Total assets		57,710	403,575		45,539
Current liabilities
Convertible notes payable		2,638	18,449
Financial liabilities		3,567	24,949		20,990
Shareholder loans, at amortized cost		151	1,053		1,078
Intercompany payable to VIE		771	5,394		5,394
Accrued expenses and other current liabilities		3,488	24,390		15,531
Total current liabilities		11,117	77,746		46,587
Investments in subsidiaries		69,788	488,047		433,592
Total non-current liabilities		69,788	488,047		433,592
Total liabilities		80,905	565,793		480,179
Commitments and Contingencies
Mezzanine equity:
Total mezzanine equity					1,303,041
SHAREHOLDERS’ DEFICIT
Additional paid – in capital		238,588	1,668,465		47,006
Accumulated other comprehensive loss		(14,001)	(97,912)		(99,395)
Accumulated deficit		(251,988)	(1,762,180)		(1,715,536)
Total shareholders’ deficit attributable to ordinary shareholders of Yimutian Inc.		(27,372)	(191,426)		(1,767,894)
Non-controlling interests		4,177	29,208		30,213
Total shareholders’ deficit		(23,195)	(162,218)		(1,737,681)
Total liabilities, mezzanine equity and shareholders’ deficit		57,710	403,575		45,539
Parent Company [Member] | Related Party [Member] | Reportable Legal Entities [Member]
Current assets
Amounts due from related parties		480	3,357		3,436
Current liabilities
Amount due to related parties		502	3,511		3,594
Series A Redeemable Convertible Preferred Shares
Mezzanine equity:
Total mezzanine equity	[1]				56,098
Series A Redeemable Convertible Preferred Shares | Parent Company [Member] | Reportable Legal Entities [Member]
Mezzanine equity:
Redeemable Convertible Preferred Shares					56,098
Series B Redeemable Convertible Preferred Shares
Mezzanine equity:
Total mezzanine equity	[1]				787,739
Series B Redeemable Convertible Preferred Shares | Parent Company [Member] | Reportable Legal Entities [Member]
Mezzanine equity:
Redeemable Convertible Preferred Shares					787,739
Subscription receivable					(134,455)
Series C Redeemable Convertible Preferred Shares
Mezzanine equity:
Total mezzanine equity	[1]				181,992
Series C Redeemable Convertible Preferred Shares | Parent Company [Member] | Reportable Legal Entities [Member]
Mezzanine equity:
Redeemable Convertible Preferred Shares					181,992
Subscription receivable					(29,026)
Series C-1 Redeemable Convertible Preferred Shares
Mezzanine equity:
Total mezzanine equity	[1]				153,660
Series C-1 Redeemable Convertible Preferred Shares | Parent Company [Member] | Reportable Legal Entities [Member]
Mezzanine equity:
Redeemable Convertible Preferred Shares					153,660
Subscription receivable					(38,955)
Series C-2 Redeemable Convertible Preferred Shares
Mezzanine equity:
Total mezzanine equity	[1]				189,873
Series C-2 Redeemable Convertible Preferred Shares | Parent Company [Member] | Reportable Legal Entities [Member]
Mezzanine equity:
Redeemable Convertible Preferred Shares					189,873
Series D Redeemable Convertible Preferred Shares
Mezzanine equity:
Total mezzanine equity	[1]				136,115
Series D Redeemable Convertible Preferred Shares | Parent Company [Member] | Reportable Legal Entities [Member]
Mezzanine equity:
Redeemable Convertible Preferred Shares					136,115
Class B Ordinary Shares [Member]
SHAREHOLDERS’ DEFICIT
Ordinary shares value	[1]	3	24
Class B Ordinary Shares [Member] | Parent Company [Member] | Reportable Legal Entities [Member]
SHAREHOLDERS’ DEFICIT
Ordinary shares value		3	24
Class A Ordinary Shares [Member]
SHAREHOLDERS’ DEFICIT
Ordinary shares value	[1]	26	177		31
Class A Ordinary Shares [Member] | Parent Company [Member] | Reportable Legal Entities [Member]
SHAREHOLDERS’ DEFICIT
Ordinary shares value		$ 26	¥ 177		¥ 31

[1]	On May 12, 2025, the Company amended its memorandum and articles of association to increase the authorized share capital to 20,000,000,000 shares, comprising 16,000,000,000 Class A ordinary shares and 800,000,000 Class B ordinary shares, with the remaining 3,200,000,000 shares to be designated by the Board of Directors, with a par value of US$0.00001 each. On August 19, 2025, the Company completed its initial public offering (IPO) and was listed on Nasdaq, all preferred shares were converted into Class A ordinary shares.